CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Consolidated Statements of Cash Flows Parenthetical [Abstract]
Decrease in construction payables	$ 5,948	$ (3,829)	$ (5,516)